Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Net Fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Underwriting fees	1,295	946	1,246
of which: equity underwriting fees	837	516	836
of which: debt underwriting fees	458	431	410
M&A and corporate finance fees	683	733	737
Brokerage fees	3,440	3,541	3,930
Investment fund fees	3,219	3,155	3,567
Portfolio management and advisory fees	8,542	8,035	7,858
Other	1,812	1,747	1,678
Total fee and commission income	18,991	18,157	19,016
Brokerage fees paid	660	757	869
Other	1,144	1,003	1,007
Total fee and commission expense	1,804	1,760	1,876
Net fee and commission income	17,186	16,397	17,140
of which: net brokerage fees	2,779	2,784	3,060

UBS AG
Disclosure Of Net Fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Underwriting fees	1,321	994	1,290
of which: equity underwriting fees	837	516	836
of which: debt underwriting fees	484	478	455
M&A and corporate finance fees	683	733	737
Brokerage fees	3,441	3,544	3,930
Investment fund fees	3,219	3,155	3,567
Portfolio management and advisory fees	8,542	8,035	7,858
Other	1,811	1,747	1,678
Total fee and commission income	19,018	18,207	19,060
Brokerage fees paid	660	757	869
Other	1,144	1,003	1,007
Total fee and commission expense	1,804	1,760	1,876
Net fee and commission income	17,214	16,447	17,184
of which: net brokerage fees	2,780	2,786	3,060